Long-Term Debt and Other Financial Liabilities, Sinopac Loan Facility (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Installment	Dec. 31, 2021 USD ($)	Dec. 10, 2021 USD ($)
Senior Long-Term Debt [Abstract]
Balance outstanding	$ 235,603	$ 218,551
Sinopac Loan Facility [Member]
Senior Long-Term Debt [Abstract]
Face amount			$ 15,000
Term of loan	5 years
Balloon payment	$ 6,720
Market value of vessels plus additional security as percentage of aggregate outstanding loan	1.30
Balance outstanding	$ 12,880
Sinopac Loan Facility [Member] | Minimum [Member]
Senior Long-Term Debt [Abstract]
Term of charterparties used as security for loan facility	12 months
Sinopac Loan Facility [Member] | Maximum [Member]
Senior Long-Term Debt [Abstract]
Term of charterparties used as security for loan facility	13 months
Sinopac Loan Facility [Member] | First Four Installments [Member]
Senior Long-Term Debt [Abstract]
Number of consecutive payment installments | Installment	4
Frequency of periodic payment	quarterly
Installment payment	$ 530
Sinopac Loan Facility [Member] | Last Sixteen Installments [Member]
Senior Long-Term Debt [Abstract]
Number of consecutive payment installments | Installment	16
Frequency of periodic payment	quarterly
Installment payment	$ 385
Sinopac Loan Facility [Member] | LIBOR [Member]
Senior Long-Term Debt [Abstract]
Margin on variable rate	3.50%